Cover	Nov. 16, 2022
Cover [Abstract]
Entity Registrant Name	PREVENTION INSURANCE.COM
Entity Central Index Key	0001134982
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 16, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0126444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-32389
Entity Address Address Line 1	First Floor, Prohasky Street
Entity Address City Or Town	Port Melbourne
Entity Address Postal Zip Code	3207
City Area Code	61
Entity Address Country	AU
Local Phone Number	8 8981 4037